Note P - Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2013
	Banking	Consumer Finance	Total Company
Net interest income	$29,141	$3,244	$32,385
Provision expense	364	113	477
Noninterest income	7,711	807	8,518
Noninterest expense	26,914	2,461	29,375
Tax expense	2,440	499	2,939
Net income	7,134	978	8,112
Assets	732,905	14,463	747,368
	Year Ended December 31, 2012
	Banking	Consumer Finance	Total Company
Net interest income	$29,445	$3,210	$32,655
Provision expense	1,527	56	1,583
Noninterest income	7,734	749	8,483
Noninterest expense	27,384	2,357	29,741
Tax expense	2,240	522	2,762
Net income	6,028	1,024	7,052
Assets	754,490	14,733	769,223
	Year Ended December 31, 2011
	Banking	Consumer Finance	Total Company
Net interest income	$30,792	$3,079	$33,871
Provision expense	4,809	87	4,896
Noninterest income	6,327	895	7,222
Noninterest expense	26,130	2,169	28,299
Tax expense	1,483	580	2,063
Net income	4,697	1,138	5,835
Assets	789,744	14,433	804,177